8. BUSINESS ACQUISITION AND DISPOSAL (Details) (USD $)	Dec. 31, 2012	Mar. 29, 2012
Business Acquisition And Disposal Details
Cash paid at closing		$ 1,500,000
Loan payable		1,000,000
Series A Preferred Stock		1,250,000
Total purchase price	$ 5,036,823	$ 3,750,000